TAXATION - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
TAXATION
Unrecognized tax benefits	¥ 168,650	$ 25,846	¥ 191,473	$ 29,345	¥ 132,808
Unrecognized tax benefit presented on a net basis against deferred tax asset	0	0	0
Unrecognized tax benefits if recognized that will impact effective tax rate	¥ 24,025	$ 3,682	¥ (1,446)